UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 71.1%
$782,000	ACC Trust 2019-1 6.410%, 2/20/2024[1,2]	$804,495
250,168	Alternative Loan Trust 2005-34CB 2.418%, (1-Month USD Libor+40 basis points), 9/25/2035[2,3,4]	195,988
9,727,609	Alternative Loan Trust 2005-62 0.904%, 12/25/2035[2,4,5,6]	703,149
235,795	Alternative Loan Trust 2005-9CB 2.518%, (1-Month USD Libor+50 basis points), 5/25/2035[2,3]	211,722
2,350,000	Avant Loans Funding Trust 2019-A 4.650%, 4/15/2026[1,2]	2,396,595
1,018,855	Banc of America Alternative Loan Trust 2004-6 6.000%, 7/25/2034[2]	1,019,364
3,500,000	Barings CLO Ltd. 2016-II 5.528%, (3-Month USD Libor+325 basis points), 7/20/2028[1,2,3]	3,501,533
876,520	Bayview Commercial Asset Trust 2005-1 2.663%, (1-Month USD Libor+65 basis points), 4/25/2035[1,2,3]	854,317
699,614	Bayview Commercial Asset Trust 2005-2 2.498%, (1-Month USD Libor+48 basis points), 8/25/2035[1,2,3]	676,095
	Bayview Commercial Asset Trust 2005-3
456,208	2.508%, (1-Month USD Libor+49 basis points), 11/25/2035[1,2,3]	442,282
672,441	2.528%, (1-Month USD Libor+51 basis points), 11/25/2035[1,2,3]	652,743
197,822	2.618%, (1-Month USD Libor+60 basis points), 11/25/2035[1,2,3,4]	191,862
	Bayview Commercial Asset Trust 2006-1
508,562	2.418%, (1-Month USD Libor+40 basis points), 4/25/2036[1,2,3]	478,736
859,518	2.438%, (1-Month USD Libor+42 basis points), 4/25/2036[1,2,3]	810,075
153,206	Bear Stearns Asset Backed Securities Trust 2003-AC6 4.668%, (1-Month USD Libor+265 basis points), 11/25/2033[2,3,4]	139,395
209,500	Bellemeade Re 2015-1 Ltd. 8.319%, (1-Month USD Libor+630 basis points), 7/25/2025[1,2,3]	207,657
	Bellemeade Re 2017-1 Ltd.
6,000,000	5.368%, (1-Month USD Libor+335 basis points), 10/25/2027[1,2,3]	6,214,987
2,000,000	6.769%, (1-Month USD Libor+475 basis points), 10/25/2027[1,2,3]	2,098,230
	Bellemeade Re 2018-1 Ltd.
3,000,000	4.918%, (1-Month USD Libor+290 basis points), 4/25/2028[1,2,3]	3,007,866
6,000,000	6.269%, (1-Month USD Libor+425 basis points), 4/25/2028[1,2,3]	6,058,212
1,724,000	Bellemeade Re 2018-2 Ltd. 4.668%, (1-Month USD Libor+265 basis points), 8/25/2028[1,2,3]	1,730,646
	Bellemeade Re 2018-3 Ltd.
4,000,000	4.768%, (1-Month USD Libor+275 basis points), 10/25/2028[1,2,3]	4,025,740
5,250,000	5.918%, (1-Month USD Libor+390 basis points), 10/25/2027[1,2,3]	5,288,440
	Bellemeade Re 2019-1 Ltd.
4,000,000	4.718%, (1-Month USD Libor+270 basis points), 3/25/2029[1,2,3]	4,005,352
3,731,000	6.018%, (1-Month USD Libor+400 basis points), 3/25/2029[1,2,3]	3,746,659

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,500,000	Bellemeade Re 2019-2 Ltd. 5.118%, (1-Month USD Libor+310 basis points), 4/25/2029[1,2,3]	$2,566,087
589,796	CAN Capital Funding LLC 4.257%, 4/15/2020[1,4,7]	38,046
5,000,000	Carvana Auto Receivables Trust 2019-3 4.600%, 7/15/2026[1,2,7]	4,998,015
2,000,000	Consumer Loan Underlying Bond Credit Trust 2017-P2 4.910%, 1/15/2024[1,2]	2,038,407
4,000,000	Consumer Loan Underlying Bond Credit Trust 2018-P1 5.210%, 7/15/2025[1,2]	4,132,302
3,000,000	Consumer Loan Underlying Bond Credit Trust 2018-P2 5.210%, 10/15/2025[1,2]	3,098,739
2,000,000	Consumer Loan Underlying Bond Credit Trust 2019-P2 4.410%, 10/15/2026[1,2]	1,989,925
1,084,194	Countrywide Asset-Backed Certificates 2002 BC3 2.918%, (1-Month USD Libor+90 basis points), 5/25/2032[2,3]	1,004,061
378,698	Countrywide Asset-Backed Certificates 2004-1 2.578%, (1-Month USD Libor+56 basis points), 4/25/2034[2,3]	350,780
3,500,000	Covenant Credit Partners CLO III Ltd. 6.053%, (3-Month USD Libor+375 basis points), 10/15/2029[1,2,3]	3,468,870
6,198,656	Dividend Solar Loans LLC 5.680%, 8/22/2039[1,2]	6,265,295
	Eagle RE 2018-1 Ltd.
4,000,000	5.018%, (1-Month USD Libor+300 basis points), 11/25/2028[1,2,3]	4,018,592
4,000,000	6.018%, (1-Month USD Libor+400 basis points), 11/25/2028[1,2,3]	4,013,996
	Eagle RE 2019-1 Ltd.
3,000,000	3.818%, (1-Month USD Libor+180 basis points), 4/25/2029[1,2,3]	3,015,231
6,000,000	6.519%, (1-Month USD Libor+450 basis points), 4/25/2029[1,2,3]	5,983,218
324,102	Finance America Mortgage Loan Trust 2004-2 2.918%, (1-Month USD Libor+90 basis points), 8/25/2034[2,3]	317,108
238,364	Finance America Mortgage Loan Trust 2004-3 2.963%, (1-Month USD Libor+94 basis points), 11/25/2034[2,3]	201,236
	Finance of America Structured Securities Trust 2019-HB1
1,250,000	5.682%, 4/25/2029[1,2,6]	1,269,325
2,500,000	6.000%, 4/25/2029[1,2,6]	2,415,115
1,300,000	First Investors Auto Owner Trust 2017-2 5.480%, 10/15/2024[1,2]	1,355,344
723,478	FirstKey Lending 2015-SFR1 Trust 5.298%, 3/9/2047[1,2,6]	724,720
980,000	Flagship Credit Auto Trust 2016-3 6.250%, 10/15/2023[1,2]	1,024,910
1,000,000	Foursight Capital Automobile Receivables Trust 2018-1 6.820%, 4/15/2025[1,2]	1,040,056
	Foursight Capital Automobile Receivables Trust 2018-2

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	5.500%, 10/15/2024[1,2]	$2,100,776
2,000,000	6.480%, 6/15/2026[1,2]	2,084,263
3,100,000	Foursight Capital Automobile Receivables Trust 2019-1 5.570%, 11/16/2026[1,2]	3,121,742
	Freddie Mac Structured Agency Credit Risk Debt Notes
963,283	12.769%, (1-Month USD Libor+1,075 basis points), 3/25/2025[2,3]	1,269,978
2,679,554	11.219%, (1-Month USD Libor+920 basis points), 10/25/2027[2,3]	3,529,838
1,691,348	9.569%, (1-Month USD Libor+755 basis points), 12/25/2027[2,3]	2,043,869
2,090,000	7.019%, (1-Month USD Libor+500 basis points), 12/25/2028[2,3]	2,266,787
1,000,000	5.468%, (1-Month USD Libor+345 basis points), 10/25/2029[2,3]	1,056,332
3,966,000	6.469%, (1-Month USD Libor+445 basis points), 3/25/2030[2,3]	4,389,486
2,500,000	6.469%, (1-Month USD Libor+445 basis points), 4/25/2030[2,3]	2,728,670
3,141,490	4.518%, (1-Month USD Libor+250 basis points), 12/25/2042[2,3]	3,065,981
237,884	5.018%, (1-Month USD Libor+300 basis points), 12/25/2042[2,3,4]	145,583
226,449	4.468%, (1-Month USD Libor+245 basis points), 12/25/2042[2,3]	229,109
500,000	3.980%, 9/25/2047[1,2,6]	496,710
498,830	3.980%, 9/25/2047[1,2,4,6]	336,017
5,000,000	3.818%, (1-Month USD Libor+180 basis points), 7/25/2030[2,3]	5,005,535
2,200,000	5.768%, (1-Month USD Libor+375 basis points), 4/25/2043[1,2,3]	2,291,447
1,000,000	3.740%, 2/25/2048[1,2,4,6]	669,872
1,849,874	3.817%, 5/25/2048[1,2,4,6]	1,166,680
3,000,000	4.160%, 8/25/2048[1,2,4,6]	2,020,751
1,000,000	4.459%, 11/25/2048[1,2,4,6]	586,019
3,000,000	4.418%, (1-Month USD Libor+240 basis points), 2/25/2047[1,2,3]	3,078,302
2,250,000	6.219%, (1-Month USD Libor+420 basis points), 2/25/2047[1,2,3]	2,382,109
700,000	12.519%, (1-Month USD Libor+1,050 basis points), 2/25/2047[1,2,3,4]	762,189
1,000,000	10.369%, (1-Month USD Libor+835 basis points), 1/25/2048[1,2,3]	1,180,055
2,100,000	6.068%, (1-Month USD Libor+405 basis points), 2/25/2049[1,2,3]	2,147,839
3,474,546	11.369%, (1-Month USD Libor+935 basis points), 4/25/2028[2,3]	4,498,868
6,000,000	6.669%, (1-Month USD Libor+465 basis points), 1/25/2049[1,2,3]	6,625,290
2,500,000	FREED ABS TRUST 2018-2 5.880%, 10/20/2025[1,2]	2,572,315
2,000,000	FREMF 2019-KF67 Mortgage Trust 4.339%, (1-Month USD Libor+225 basis points), 8/25/2029[1,2,3]	2,000,949
33,791	Home Equity Asset Trust 2004-1 3.718%, (1-Month USD Libor+170 basis points), 6/25/2034[2,3]	34,451
4,000,000	Home Partners of America 2017-1 Trust 5.564%, (1-Month USD Libor+354 basis points), 7/17/2034[1,3]	4,011,810
3,500,000	Home Re 2018-1 Ltd. 6.018%, (1-Month USD Libor+400 basis points), 10/25/2028[1,2,3]	3,576,293
	Home Re 2019-1 Ltd.
8,000,000	5.268%, (1-Month USD Libor+325 basis points), 5/25/2029[1,2,3]	8,072,992
7,000,000	6.369%, (1-Month USD Libor+435 basis points), 5/25/2029[1,2,3]	7,015,029

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$5,000,000	Invitation Homes 2018-SFR2 Trust 4.278%, (1-Month USD Libor+225 basis points), 6/17/2037[1,3]	$4,985,600
8,000,000	Invitation Homes 2018-SFR3 Trust 4.275%, (1-Month USD Libor+225 basis points), 7/17/2037[1,3]	7,997,008
9,000,000	Invitation Homes 2018-SFR4 Trust 4.225%, (1-Month USD Libor+220 basis points), 1/17/2038[1,2,3]	8,971,623
3,000,000	Lendmark Funding Trust 2019-1 5.340%, 12/20/2027[1,2]	3,077,334
1,000,000	LOANDEPOT GMSR Master Trust Seres 2018-GT1 5.528%, (1-Month USD Libor+350 basis points), 10/16/2023[1,3]	993,291
6,000,000	Mariner Finance Issuance Trust 2019-A 5.440%, 7/20/2032[1,2]	6,058,492
1,067,136	Morgan Stanley ABS Capital I, Inc. Trust 2003-NC9 3.143%, (1-Month USD Libor+112 basis points), 9/25/2033[2,3]	1,054,533
	Mosaic Solar Loan Trust 2017-2
3,793,730	2.000%, 6/22/2043[1,2]	3,601,396
2,871,087	0.000%, 6/22/2043[1,2]	2,672,999
5,160,000	Mosaic Solar Loan Trust 2018-1 2.000%, 6/22/2043[1,2]	4,871,947
2,542,000	Mosaic Solar Loan Trust 2018-2-GS 5.970%, 2/22/2044[1,2]	2,640,630
	Nationstar HECM Loan Trust 2018-1
1,000,000	4.705%, 2/25/2028[1,2,6]	1,016,217
1,000,000	6.000%, 2/25/2028[1,2,6]	1,004,216
1,000,000	Nationstar HECM Loan Trust 2018-2 6.000%, 7/25/2028[1,2,6]	985,807
3,000,000	Nationstar HECM Loan Trust 2018-3 6.000%, 11/25/2028[1,2,6]	2,946,510
6,000,000	Nationstar HECM Loan Trust 2019-1 5.805%, 6/25/2029[1,2,6]	6,049,602
	Oaktown Re 2017-1 Ltd.
1,000,000	7.769%, (1-Month USD Libor+575 basis points), 4/25/2027[1,2,3]	1,033,900
1,345,210	6.018%, (1-Month USD Libor+400 basis points), 4/25/2027[1,2,3]	1,348,573
	Oaktown Re 2018-1 Ltd.
4,230,000	4.868%, (1-Month USD Libor+285 basis points), 7/25/2028[1,2,3]	4,257,584
4,000,000	6.068%, (1-Month USD Libor+405 basis points), 7/25/2028[1,2,3]	4,000,368
	Oaktown Re 2019-1 Ltd.
2,250,000	4.568%, (1-Month USD Libor+255 basis points), 7/25/2029[1,2,3]	2,276,434
1,200,000	5.518%, (1-Month USD Libor+350 basis points), 7/25/2029[1,2,3]	1,203,641
1,450,000	6.369%, (1-Month USD Libor+435 basis points), 7/25/2029[1,2,3]	1,448,025
750,000	OneMain Financial Issuance Trust 2015-1 6.630%, 3/18/2026[1,2]	757,984
1,000,000	Oportun Funding VII LLC 5.290%, 10/10/2023[1,2]	1,009,582

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,886,138	PMT Credit Risk Transfer Trust 2019-1R 4.054%, (1-Month USD Libor+200 basis points), 3/27/2024[1,2,3]	$2,875,338
2,000,000	Prestige Auto Receivables Trust 2018-1 5.030%, 1/15/2026[1,2]	2,088,968
	Radnor RE 2018-1 Ltd.
2,000,000	4.718%, (1-Month USD Libor+270 basis points), 3/25/2028[1,2,3]	2,011,900
4,000,000	5.818%, (1-Month USD Libor+380 basis points), 3/25/2028[1,2,3]	4,068,276
	Radnor RE 2019-1 Ltd.
3,000,000	3.968%, (1-Month USD Libor+195 basis points), 2/25/2029[1,2,3]	3,014,622
3,000,000	6.469%, (1-Month USD Libor+445 basis points), 2/25/2029[1,2,3]	3,061,668
2,500,000	4.718%, (1-Month USD Libor+270 basis points), 6/25/2029[1,2,3]	2,495,348
4,000,000	Regatta Funding LP 2013-2A 6.003%, (3-Month USD Libor+370 basis points), 1/15/2029[1,2,3]	3,993,861
5,742,473	RESI Finance LP 2003-C 3.449%, (1-Month USD Libor+140 basis points), 9/10/2035[1,2,3]	4,820,596
1,775,756	RESI Finance LP 2003-CB1 3.699%, (1-Month USD Libor+165 basis points), 6/10/2035[1,2,3]	1,624,523
1,149,162	RESI Finance LP 2003-D 3.349%, (1-Month USD Libor+130 basis points), 12/10/2035[1,2,3]	677,925
	RESI Finance LP 2004-A
227,792	3.249%, (1-Month USD Libor+120 basis points), 2/10/2036[1,2,3,4]	134,080
362,819	3.049%, (1-Month USD Libor+100 basis points), 2/10/2036[1,2,3]	242,648
6,000,000	RMF Buyout Issuance Trust 2018-1 6.000%, 11/25/2028[1,2,6]	5,853,630
1,500,000	RMF Buyout Issuance Trust 2019-1 6.000%, 7/25/2029[1,2,6]	1,478,498
4,375,000	Saratoga Investment Corp. CLO 2013-1 Ltd. 5.028%, (3-Month USD Libor+275 basis points), 1/20/2030[1,2,3]	4,367,783
471,114	Saxon Asset Securities Trust 2005-1 2.738%, (1-Month USD Libor+72 basis points), 5/25/2035[2,3]	451,474
8,730,497	SCF Equipment Leasing 2019-1 LLC 6.000%, 4/20/2030[1,2]	8,680,470
3,000,000	Sound Point Clo XII Ltd. 4.878%, (3-Month USD Libor+260 basis points), 10/20/2028[1,2,3]	3,005,076
607,095	Soundview Home Equity Loan Trust 2001-2 6.500%, 3/25/2030[2,8]	634,694
6,225,577	Sunnova Helios II Issuer LLC 5.320%, 6/20/2046[1,2]	6,299,987
2,500,000	TES 2017-1 LLC 7.740%, 10/20/2047[1,4]	2,669,353
1,000,000	TES 2017-2 LLC 6.990%, 2/20/2048[1]	1,074,285
1,120,000	Tesla Auto Lease Trust 2018-A 4.940%, 3/22/2021[1,2]	1,128,472

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$5,000,000	Tesla Auto Lease Trust 2018-B 7.870%, 6/20/2022[1,2]	$5,219,968
3,500,000	THL Credit Wind River 2016-1 CLO Ltd. 4.403%, (3-Month USD Libor+210 basis points), 7/15/2028[1,2,3]	3,475,466
3,110,000	United Auto Credit Securitization Trust 2019-1 6.050%, 1/12/2026[1,2]	3,168,046
686,321	Velocity Commercial Capital Loan Trust 2018-2 6.360%, 10/26/2048[1,2,6]	713,251
745,709	Velocity Commercial Capital Loan Trust 2019-1 5.700%, 3/25/2049[1,2,6]	770,218
6,000,000	Vericrest Opportunity Loan Trust 2019-NPL4 5.438%, 8/25/2049[1,2,8]	6,020,232
1,500,000	Vericrest Opportunity Loan Trust 2019-NPL5 5.194%, 9/25/2049[1,2,8]	1,499,450
1,000,000	Verus Securitization Trust 2018-2 5.176%, 6/1/2058[1,2,6]	1,030,253
3,000,000	Verus Securitization Trust 2018-INV1 5.648%, 3/25/2058[1,2,6]	3,160,120
3,000,000	Verus Securitization Trust 2018-INV2 6.356%, 10/25/2058[1,2,6]	3,237,816
5,000,000	Verus Securitization Trust 2019-1 5.311%, 2/25/2059[1,2,6]	5,094,455
1,500,000	Verus Securitization Trust 2019-INV1 4.991%, 12/25/2059[1,2]	1,521,838
1,783,737	Vivint Solar Financing V LLC 7.370%, 4/30/2048[1]	1,852,887
2,000,000	Westlake Automobile Receivables Trust 2018-1 5.600%, 7/15/2024[1,2]	2,040,605
2,000,000	Westlake Automobile Receivables Trust 2018-2 6.040%, 1/15/2025[1,2]	2,060,521
2,000,000	Westlake Automobile Receivables Trust 2018-3 6.020%, 2/18/2025[1,2]	2,074,929
2,500,000	Westlake Automobile Receivables Trust 2019-1 5.670%, 2/17/2026[1,2]	2,573,311
	TOTAL ASSET-BACKED SECURITIES
	(Cost $375,916,551)	381,885,591
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.0%
433,572	ABN Amro Mortgage Corp. 5.681%, 12/25/2033[2,6]	421,002
326,725	Accredited Mortgage Loan Trust 2003-3 2.778%, (1-Month USD Libor+76 basis points), 1/25/2034[2,3]	316,880
531,618	Adjustable Rate Mortgage Trust 2005-8 2.678%, (1-Month USD Libor+66 basis points), 11/25/2035[2,3]	516,776

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$727,380	Arroyo Mortgage Trust 2018-1 4.218%, 4/25/2048[1,2,6]	$746,819
102,370	Banc of America Mortgage 2003-C Trust 5.142%, 4/25/2033[2,4,6]	58,331
396,043	Banc of America Mortgage 2003-D Trust 5.153%, 5/25/2033[2,6]	214,063
263,714	Banc of America Mortgage 2003-J Trust 4.592%, 11/25/2033[2,6]	266,330
121,851	Bear Stearns ALT-A Trust 2004-3 2.873%, (1-Month USD Libor+86 basis points), 4/25/2034[2,3]	120,575
1,023,885	Bear Stearns ARM Trust 2004-10 4.542%, 1/25/2035[2,6]	891,879
1,700,000	BRAVO Residential Funding Trust 2019-NQM1 5.689%, 7/25/2059[1,2,6]	1,711,521
76,263	Chase Mortgage Finance Trust Series 2002-S4 6.250%, 3/25/2032[2,4]	39,148
1,000,000	CHL GMSR Issuer Trust 5.518%, (1-Month USD Libor+350 basis points), 5/25/2023[1,2,3]	998,995
1,648,884	CHL Mortgage Pass-Through Trust 2004-HYB3 4.743%, 6/20/2034[2,6]	1,659,171
	CHL Mortgage Pass-Through Trust 2005-3
1,642,312	2.638%, (1-Month USD Libor+62 basis points), 4/25/2035[2,3]	1,483,126
15,960,184	1.190%, 4/25/2035[2,4,5,6]	592,123
4,000,000	Citigroup Mortgage Loan Trust 2019-C 5.000%, 3/25/2082[1,2,8]	4,069,218
2,100,000	Citigroup Mortgage Loan Trust 2019-IMC1 5.410%, 7/25/2049[1,2,6]	2,101,977
335,057	Citigroup Mortgage Loan Trust, Inc. 4.917%, 3/25/2034[2,6]	299,362
1,384,479	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 2.668%, (1-Month USD Libor+65 basis points), 2/25/2032[2,3]	1,385,734
1,000,000	Deephaven Residential Mortgage Trust 2017-2 5.269%, 6/25/2047[1,2,6]	1,012,105
500,000	Deephaven Residential Mortgage Trust 2017-3 4.814%, 10/25/2047[1,2,6]	499,284
1,500,000	Deephaven Residential Mortgage Trust 2018-1 5.793%, 12/25/2057[1,2,6]	1,523,553
2,000,000	Deephaven Residential Mortgage Trust 2018-2 6.042%, 4/25/2058[1,2,6]	2,060,405
2,000,000	Deephaven Residential Mortgage Trust 2018-3 5.913%, 8/25/2058[1,2,6]	2,058,972
2,000,000	Deephaven Residential Mortgage Trust 2018-4 6.125%, 10/25/2058[1,2,6]	2,080,140
3,000,000	Deephaven Residential Mortgage Trust 2019-1 6.037%, 1/25/2059[1,2,6]	3,056,673

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,000,000	Deephaven Residential Mortgage Trust 2019-3 5.663%, 7/25/2059[1,2,6]	$1,009,849
	Fannie Mae Connecticut Avenue Securities
2,000,000	4.418%, (1-Month USD Libor+240 basis points), 4/25/2031[1,2,3]	2,020,904
1,750,000	4.018%, (1-Month USD Libor+200 basis points), 3/25/2031[2,3]	1,757,970
3,000,000	4.418%, (1-Month USD Libor+240 basis points), 5/25/2030[2,3]	3,039,009
2,000,000	5.768%, (1-Month USD Libor+375 basis points), 3/25/2031[2,3]	2,111,954
3,000,000	6.019%, (1-Month USD Libor+400 basis points), 5/25/2030[2,3]	3,244,449
4,000,000	6.119%, (1-Month USD Libor+410 basis points), 9/25/2031[1,2,3]	4,278,564
4,000,000	7.269%, (1-Month USD Libor+525 basis points), 6/25/2039[1,2,3]	4,372,360
1,000,000	6.119%, (1-Month USD Libor+410 basis points), 7/25/2039[1,2,3]	1,027,616
5,000,000	FMC GMSR Issuer Trust 4.720%, 9/25/2024[1,6,7]	4,998,815
2,930,431	GSRPM Mortgage Loan Trust Series 2004-1 4.518%, (1-Month USD Libor+250 basis points), 9/25/2042[1,2,3]	2,996,183
4,000,000	Home Partners of America 2018-1 Trust 4.375%, (1-Month USD Libor+235 basis points), 7/17/2037[1,3]	3,968,816
139,015	HomeBanc Mortgage Trust 2004-1 2.918%, (1-Month USD Libor+90 basis points), 8/25/2029[2,3,4]	107,250
1,494,000	Homeward Opportunities Fund I Trust 2018-1 5.295%, 6/25/2048[1,2,6]	1,559,711
711,147	JP Morgan Mortgage Trust 2004-A3 4.412%, 6/25/2034[2,6]	708,053
1,970,739	JP Morgan Mortgage Trust 2005-A8 4.351%, 11/25/2035[2,6]	1,878,207
2,550,871	JP Morgan Trust 2015-1 3.589%, 12/25/2044[1,2,6]	2,550,896
438,198	MASTR Alternative Loan Trust 2002-1 6.750%, 7/25/2032[2]	387,762
1,699,805	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A5 4.332%, 6/25/2035[2,4,6]	1,622,718
753,341	New Residential Mortgage Loan Trust 2014-1 6.071%, 1/25/2054[1,2,6]	822,416
3,000,000	New Residential Mortgage Loan Trust 2018-NQM1 5.287%, 11/25/2048[1,2,6]	3,030,170
1,243,000	New Residential Mortgage Loan Trust 2019-NQM1 5.499%, 1/25/2049[1,2,6]	1,277,683
3,123,000	New Residential Mortgage Loan Trust 2019-NQM2 5.683%, 4/25/2049[1,2,6]	3,162,545
399,870	New York Mortgage Trust 2005-1 2.768%, (1-Month USD Libor+75 basis points), 4/25/2035[2,3]	390,651
848,772	Option One Mortgage Loan Trust 2005-3 2.753%, (1-Month USD Libor+74 basis points), 8/25/2035[2,3]	845,363

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$4,000,000	PNMAC FMSR ISSUER TRUST 2018-FT1 4.368%, (1-Month USD Libor+235 basis points), 4/25/2023[1,2,3]	$3,994,890
6,050,000	PNMAC GMSR ISSUER TRUST 2018-GT1 4.868%, (1-Month USD Libor+285 basis points), 2/25/2023[1,3]	6,062,131
9,500,000	PNMAC GMSR ISSUER TRUST 2018-GT2 4.668%, (1-Month USD Libor+265 basis points), 8/25/2025[1,2,3]	9,531,457
654,953	Prime Mortgage Trust 2005-2 4.738%, 10/25/2032[2,6]	552,375
74,297	Provident Funding Mortgage Loan Trust 2004-1 4.864%, 4/25/2034[2,4,6]	66,616
3,250,000	PRPM 2019-2 LLC 5.438%, 4/25/2024[1,2,8]	3,276,735
245,416	Residential Asset Securitization Trust 2003-A15 5.601%, 2/25/2034[2,6]	256,769
500,000	Seasoned Credit Risk Transfer Trust Series 2018-1 4.750%, 5/25/2057[2,6]	511,232
1,000,000	Seasoned Credit Risk Transfer Trust Series 2019-1 4.750%, 7/25/2058[1,2,6]	1,004,989
4,192,000	Starwood Mortgage Residential Trust 2019-IMC1 5.045%, 2/25/2049[1,2,6]	4,301,475
	Starwood Waypoint Homes 2017-1 Trust
1,242,000	4.628%, (1-Month USD Libor+260 basis points), 1/17/2035[1,3]	1,245,472
1,695,000	5.428%, (1-Month USD Libor+340 basis points), 1/17/2035[1,3]	1,699,682
223,189	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003 26A 3.600%, (1-Month USD Libor+150 basis points), 9/25/2033[2,3]	217,002
383,517	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A 4.539%, 6/25/2033[2,4,6]	222,867
38,950	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A 3.950%, (1-Month USD Libor+185 basis points), 11/25/2033[2,3,4]	9,787
271,555	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-6A 4.472%, 3/25/2033[2,4,6]	159,120
	Terwin Mortgage Trust 2004-7HE
374,825	2.718%, (1-Month USD Libor+70 basis points), 7/25/2034[1,2,3]	370,414
129,850	2.868%, (1-Month USD Libor+85 basis points), 7/25/2034[1,2,3,4]	122,137
241,292	Thornburg Mortgage Securities Trust 2003-2 3.143%, (1-Month USD Libor+112 basis points), 4/25/2043[2,3]	239,053
146,602	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 Trust 4.709%, 6/25/2033[2,4,6]	109,232
242,742	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust 4.401%, 9/25/2033[2,6]	213,574

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$117,779	Wells Fargo Mortgage Backed Securities 2003-O Trust 4.804%, 1/25/2034[2,4,6]	$32,721
223,496	Wells Fargo Mortgage Backed Securities 2004-A Trust 5.003%, 2/25/2034[2,4,6]	183,939
150,424	Wells Fargo Mortgage Backed Securities 2004-H Trust 4.995%, 6/25/2034[2,6]	153,564
278,004	Wells Fargo Mortgage Backed Securities 2004-J Trust 4.856%, 7/25/2034[2,4,6]	249,261
134,349	Wells Fargo Mortgage Backed Securities 2004-X Trust 4.760%, 11/25/2034[2,6]	132,488
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $114,421,676)	118,273,058
	CORPORATE BONDS — 0.0%
	FINANCIALS — 0.0%
750,000	First Matrix RMOF Trust 0.000% 10/1/2029[4,6,7]	—
	TOTAL FINANCIALS
	(Cost $6,457)	—
	TOTAL CORPORATE BONDS
	(Cost $6,457)	—

Number of Shares
	SHORT-TERM INVESTMENTS — 6.7%
1,265,108	Fidelity Institutional Government Portfolio, 1.831%[9,10]	1,265,108
34,612,830	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.827%[10]	34,612,830
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $35,877,938)	35,877,938
	TOTAL INVESTMENTS — 99.8%
	(Cost $526,222,622)	536,036,587
	Other Assets in Excess of Liabilities — 0.2%	881,345
	TOTAL NET ASSETS — 100.0%	$536,917,932

Number of Shares
	SECURITIES SOLD SHORT — 0.1%
	EXCHANGE-TRADED FUNDS — 0.1%
(6,000)	SPDR Bloomberg Barclays High Yield Bond ETF	(652,440)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $644,668)	(652,440)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $644,668)	$(652,440)

Braddock Multi-Strategy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

LP – Limited Partnership

LLC – Limited Liability Company

ETF – Exchange-Traded Fund

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $435,943,172, which represents 81.2% of total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security.
[4]	Illiquid security. The total illiquid securities represent 2.5% of Net Assets. Total value of these securities is $13,334,234.
[5]	Interest-only security.
[6]	Variable rate security.
[7]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 1.9% of Net Assets. The total value of these securities is $10,034,876.
[8]	Step rate security.
[9]	All or a portion of this security is segregated as collateral for securities sold short.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Note 1 – Organization

The Braddock Multi-Strategy Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks total return with an emphasis on providing current income. The Fund currently offers four classes of shares: A shares, C shares, T shares, and Institutional shares. The Fund commenced investment operations on December 31, 2015. Class T shares are not currently available for purchase.

The Fund commenced operations on December 31, 2015, with Class A, Class C, and Institutional Class shares, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $49,561,285 transfer of shares of the Fund in exchange for the net assets of the Braddock Structured Opportunities Fund Series A, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 4,933,206 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $49,561,285 consisting of cash, interest receivable and securities of the Company with a fair value of $46,984,053 (identified costs of investments transferred were $44,433,272) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s sub-advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2019 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Short Sales

The Fund may sell securities short. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At September 30, 2019, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$525,577,954

Gross unrealized appreciation	$12,563,952
Gross unrealized depreciation	(2,757,759)
Net unrealized appreciation on investments and securities sold short	$9,806,193

Note 4 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurements and Disclosures”, Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$376,849,530	$5,036,061	$381,885,591
Collateralized Mortgage Obligations	-	113,274,243	4,998,815	118,273,058
Corporate Bonds*	-	-	-	-
Short-Term Investments	35,877,938	-	-	35,877,938
Total Investments	$35,877,938	$490,123,773	$10,034,876	$536,036,587

Liabilities
Securities Sold Short
Exchange-Traded Funds	652,440	-	-	652,440
Total Investments	$652,440	$-	$-	$652,440

*	The Fund held a Level 3 security valued at zero at period end.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of December 31, 2018	$13,200,778
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	(12,286,491)
Total realized gain	(63,833)
Change in unrealized appreciation/(depreciation)	447,894
Net purchases	9,996,831
Net sales	(1,203,887)
Principal paydown	(76,045)
Amortization	19,629
Balance as of September 30, 2019	$10,034,876

Transfers into, or out of, Level 3 are recognized at the end of the reporting period.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019:

Impact to
Valuation
Fair Value				from an
September 30,	Valuation	Unobservable	Input	increase in
2019	Methodologies	Input(1)	Range/Value	Input(2)
$10,034,876	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Increase

Braddock Multi-Strategy Income Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2019 (Unaudited)

(1)	The investment sub-advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/19